Long-term investments, net (Tables)	12 Months Ended
Sep. 30, 2024
Long-term investments, net
Schedule of long-term investments, net
	As of	As of
	September 30,	September 30,
	2024	2023
Long-term investments	$7,267,442	$6,990,132
Less: impairment	(234,869)	(89,852)
Total	$7,032,573	$6,900,280